Note 9 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
9.	PROPERTY AND EQUIPMENT, NET

(In Thousands)

	December 31
	2017	2016
Cost
Land	$2,510	$2,510
Buildings	6,066	6,066
Equipment	19,999	21,284
Furniture and fixtures	800	779
Leasehold improvements	2,247	2,135
Transportation equipment	622	657
Property leased to others	4,274	3,944
Prepayment for property and equipment	1,839	1,629
	38,357	39,004
Accumulated depreciation
Buildings	1,807	1,667
Equipment	19,261	20,521
Furniture and fixtures	769	733
Leasehold improvements	1,898	1,536
Transportation equipment	544	610
Property leased to others	323	201
	24,602	25,268

	$13,755	$13,736

Depreciation expense recognized during the years ended
December 31, 2017,
2016,
and
2015,
was approximately
$1,016,000,
$1,103,000,
and
$1,730,000,
respectively.

In
August 2009,
the Company sold its land, located in Hsinchu, Taiwan, to a real estate developer in exchange for a portion of the real estate after it is developed, which includes a portion of an office building and a portion of a parking lot, with a carrying value of approximately
$8,918,000.
The Company consummated this transaction to acquire office building space and parking lot space for the purpose of future operations and business growth. Considering the Company’s current operating scale and capital requirements, the Company leased out three
units to a
third
party in
December 2014.
The Company has also sold
5
building units to
third
parties since the
fourth
quarter of
2014.
As a result of the sale of building units, net gains of
$767,000
and
$458,000
were recorded for the years ended
December 31, 2015
and
2014,
respectively.

In the
third
quarter of
2016,
the Company disposed
one
of the
three
units of the Company’s office building located in China, and a net gain of
$1,725,000
was recorded for the year ended
December 31, 2016.
No
building unit transactions were occurred for the year ended
December 31, 2017.